Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Restatement Of Previously Issued Consolidated Financial Statements [Abstract]
Restatement of Previously Issued Consolidated Financial Statements

2.2 RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

The Group has restated its Consolidated Statements of Financial Position at December 31, 2021 and 2020, Consolidated Statements of Profit or Loss and Other Comprehensive Income, Changes in Equity and Cash Flows for each of the fiscal years ended December 31, 2021, 2020 and 2019, included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2021, which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 31, 2022 (the “Original 20-F”).

The individual restatement matters that underlie the restatement adjustments are described below. The restatement adjustments also affect periods prior to the Original 20-F and such adjustments have been reflected in the restated opening stockholders’ equity balances as of January 1, 2019.

Revenue Recognition Adjustments

As previously disclosed, in December 2017, the Group entered into a worldwide collaboration and license agreement with Janssen Biotech, Inc. (“Janssen”) for the worldwide development and commercialization of cilta-cel (the “Janssen Agreement”). Historically, the Group has recognized revenue under the Janssen Agreement pursuant to two performance obligations: (i) the sale of the commercial license for cilta-cel (the “Commercial License”) and (ii) service on the Joint Steering Committee (the “JSC”) under the collaboration. The sale of the Commercial License was recognized as revenue at the time of sale and the revenue the Group recognized as a result of its service on the JSC was recognized over the term of the clinical development plan under the Janssen Agreement. The Group concluded that the transaction price, at inception of the Janssen Agreement, includes the fixed upfront fee of $350 million and $50 million of milestone payments that were highly probable of being achieved. All other potential milestone payments were considered variable consideration.

The Group has since determined the Janssen Agreement contains a contract with a customer (Janssen) in the scope of IFRS 15 for a right to use our intellectual property (in the form of a license) and technology transfer service that form a single performance obligation.  These elements of the Janssen Agreement are representative of a vendor-customer relationship as Janssen contracted with Legend to obtain a license of its intellectual property for LCAR-B38M and related technology transfer, which are an output of Legend’s ordinary activities, in exchange for consideration. Janssen is not a customer for collaborative activities, including participation on the JSC, which are in the scope of other IFRS standards. Also, the Group determined that the original stand-alone selling price of the Commercial License performance obligation was understated.

The Group has revised its accounting treatment to recognize revenue for the $350 million upfront fee and $50 million milestone license revenue in 2018, the year in which the single performance obligation to deliver the license of intellectual property, including a technology transfer service, was satisfied. Subsequent development, manufacturing and regulatory milestones will be recognized in full in the period in which it is highly probable a significant reversal of the cumulative revenue recognized for the IFRS 15 contract will not occur, as they are associated with the performance obligation to deliver the license of intellectual property that was satisfied in 2018. The Group recognized revenue of $65 million, $75 million and $60 million for development milestones achieved in 2021, 2020 and 2019, respectively. The Group will recognize revenue for sales-based milestones when the milestone is achieved pursuant to the royalty recognition constraint.

In connection with the restatement, the Group has also corrected the corresponding contract liabilities of previously deferred license and collaboration revenue as a result of the change in performance obligations identified.

Collaboration Assets Adjustments

The Group has identified and corrected errors related to the accounting treatment of assets purchased by the Group or Janssen that are solely to be used by the collaboration and subject to the cost sharing terms and conditions in the Janssen Agreement (“Collaboration Assets”). Historically, the Group recorded Collaboration Assets it purchased from third party vendors, net of Janssen’s share of these costs, as well as its share of the cost of Collaboration Assets purchased by Janssen as property, plant and equipment.

The Group has revised its accounting treatment to record its share of Collaborations Assets that are leased to and by the collaboration in accordance with IFRS 16, Leases to correctly reflect the assets associated with the collaboration.

If the Group’s collaboration partner owns the asset, and on the basis of the terms and conditions of the collaboration agreement, there is a lease from the Group’s collaboration partner to the collaboration, the Group recognises a right-of-use asset and lease liability for its share of the asset leased from the collaboration partner to the collaboration. This is usually the case when the collaboration, through the JSC and other governance committees, has the right to direct the use and obtains substantially all of the economic benefits from using the asset. Lease payments the Group makes prior to lease commencement are recorded as prepaid rent within other non-current assets and will be reclassified to a right-of-use asset upon lease commencement.

If the Group owns the asset, and on the basis of the terms and conditions of the collaboration agreement, there is a lease from the Group to the collaboration, the Group recognises a finance lease for the asset it leases to the collaboration. In such cases, the Group’s share of the asset that is jointly controlled by the collaboration is recorded in property, plant and equipment, and a lease receivable is recognized for the collaboration partner’s share of the asset.

Income Taxes

The Company recorded adjustments to income taxes to reflect the impact of the restatement adjustments, as well as additional income tax adjustments related to the accounting for the Janssen Agreement.

The tables below present the impact of the restatement on the Company’s Consolidated Statements of Financial Position at December 31, 2021 and 2020, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the years ended December 31, 2021, 2020 and 2019,  the Company’s Consolidated Statements of Changes in Equity for the years ended December 31, 2021, 2020, and 2019 and  the Company’s Consolidated Statement of Cash Flows for the years ended December 31, 2021, 2020, and 2019.

	Consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2021
		Adjustments by category
	As Previously Reported	Revenue Recognition	Collaboration assets	Tax impacts	Total Adjustments	As Restated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	89,792	(20,966)	—	—	(20,966)	68,826
Other income and gains	3,059	—	—	—	—	3,059
Research and development expenses	(313,346)	—	—	—	—	(313,346)
Administrative expenses	(46,939)	(22)	—	—	(22)	(46,961)
Selling and distribution expenses	(102,542)	—	—	—	—	(102,542)
Other expenses	(9,132)	—	—	—	—	(9,132)
Fair value loss of warrant liability	(6,200)	—	—	—	—	(6,200)
Finance costs	(900)	—	—	—	—	(900)
Loss before tax	(386,208)	(20,988)	—	—	(20,988)	(407,196)
Income tax (expense)/credit	(1)	—	—	3,615	3,615	3,614
Loss for the year	(386,209)	(20,988)	—	3,615	(17,373)	(403,582)
Attributable to: ordinary equity holders of the parent	(386,209)	(20,988)	—	3,615	(17,373)	(403,582)
Loss per share attributable to ordinary equity holders of the parent
Basic	(1.37)	(0.07)	—	0.01	(0.06)	(1.43)
Diluted	(1.37)	(0.07)	—	0.01	(0.06)	(1.43)
Exchange differences:
Exchange differences on translation of foreign operations	10,620	(5,897)	—	492	(5,405)	5,215
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	10,620	(5,897)	—	492	(5,405)	5,215
OTHER COMPREHENSIVE INCOME FOR THE YEAR, NET OF TAX	10,620	(5,897)	—	492	(5,405)	5,215
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(375,589)	(26,885)	—	4,107	(22,778)	(398,367)
Attributable to:
Ordinary equity holders of the parent	(375,589)	(26,885)	—	4,107	(22,778)	(398,367)

	Consolidated statements of financial position as at December 31, 2021
		Adjustments by category
	As Previously Reported	Revenue Recognition	Collaboration assets	Tax impacts	Total Adjustments	As Restated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
NON-CURRENT ASSETS
Property, plant and equipment	145,724	—	(43,218)	—	(43,218)	102,506
Advance payments for property, plant and equipment	2,168	—	—	—	—	2,168
Right-of-use assets	7,186	—	31,097	—	31,097	38,283
Time deposits	4,705	—	—	—	—	4,705
Intangible assets	4,684	—	—	—	—	4,684
Other non-current assets	5,148	—	12,121	—	12,121	17,269
Total non-current assets	169,615	—	—	—	—	169,615
CURRENT ASSETS
Inventories	1,749	—	—	—	—	1,749
Trade receivables	50,410	—	—	—	—	50,410
Prepayments, other receivables and other assets	12,754	—	—	1,004	1,004	13,758
Financial assets measured at amortized cost	29,937	—	—	—	—	29,937
Lease receivables	—	—	94		94	94
Pledged deposits	1,444	—	—	—	—	1,444
Time deposits	163,520	—	—	—	—	163,520
Cash and cash equivalents	688,938	—	—	—	—	688,938
Total current assets	948,752	—	94	1,004	1,098	949,850
Total assets	1,118,367	—	94	1,004	1,098	1,119,465
CURRENT LIABILITIES
Trade and notes payables	7,043	—	—	—	—	7,043
Other payables and accruals	123,464	—	94	—	94	123,558
Government grants	304	—	—	—	—	304
Lease liabilities	911	—	—	—	—	911
Tax payable	—	—	—	9,488	9,488	9,488
Warrant liability	87,900	—	—	—	—	87,900
Contract liabilities, current	60,644	(60,644)	—	—	(60,644)	—
Total current liabilities	280,266	(60,644)	94	9,488	(51,062)	229,204
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	120,462	—	—	—	—	120,462
Contract liabilities, non-current	242,578	(242,578)	—	—	(242,578)	—
Lease liabilities	1,593	—	—	—	—	1,593
Government grants	1,866	—	—	—	—	1,866
Other non-current liabilities	396	—	—	—	—	396
Total non-current liabilities	366,895	(242,578)	—	—	(242,578)	124,317
Total liabilities	647,161	(303,222)	94	9,488	(293,640)	353,521
EQUITY
Share capital	31	—	—	—	—	31
Reserves	471,175	303,222	—	(8,484)	294,738	765,913
Total ordinary shareholders’ equity	471,206	303,222	—	(8,484)	294,738	765,944
Total equity	471,206	303,222	—	(8,484)	294,738	765,944
Total liabilities and equity	1,118,367	—	94	1,004	1,098	1,119,465

	Consolidated Statements of Changes in Equity as at December 31, 2021
	As Previously Reported	Total Restatement Impacts	As Restated
	US$’000	US$’000	US$’000
As at December 31, 2021
Share capital	31	—	31
Share premium	1,261,454	—	1,261,454
Share-based compensation reserves	19,702	—	19,702
Foreign currency translation reserve	6,987	(2,123)	4,864
Accumulated losses	(816,968)	296,861	(520,107)
Total equity	471,206	294,738	765,944

	Consolidated statements of cash flows during the year ended December 31, 2021
	As Previously Reported	Total Restatement Impacts	As Restated
	US$’000	US$’000	US$’000
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	(386,208)	(20,988)	(407,196)
Adjustments for:
Finance income	(971)	—	(971)
Finance costs	900	—	900
(Reversal of)/provision for the impairment of trade receivables	(22)	22	—
Depreciation of property, plant and equipment	11,046	(2,907)	8,139
Loss on disposal of property, plant and equipment	974	—	974
Amortization of intangible assets	1,379	—	1,379
Depreciation of right-of-use assets	1,492	2,907	4,399
Fair value loss of warrant liability	6,200	—	6,200
Foreign currency exchange loss, net	4,867	—	4,867
Equity-settled share-based compensation expense	20,158	—	20,158
Deferred government grant	(295)	—	(295)
	(340,480)	(20,966)	(361,446)
Decrease in trade receivables	24,590	—	24,590
Increase in prepayments, other receivables and other assets	(2,966)	—	(2,966)
Increase in other non-current assets	(1,175)	—	(1,175)
Decrease in inventories	51	—	51
Government grant received	80	—	80
Increase in trade and notes payables	1,805	—	1,805
Increase/(decrease) in other payables and accruals	142,091	(1,344)	140,747
Decrease in other non-current liabilities	(158)	—	(158)
(Decrease)/increase in contract liabilities	(22,310)	22,310	—
Increase in pledged deposits, net	(1,060)	—	(1,060)
Cash used in operations	(199,532)	—	(199,532)
Finance income received	652	—	652
Income tax received	557	—	557
Interest on lease payments	(142)	—	(142)
Net cash flow used in operating activities	(198,465)	—	(198,465)

	Consolidated statements of cash flows during the year ended December 31, 2021
	As Previously Reported	Total Restatement Impacts	As Restated
	US$’000	US$’000	US$’000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(43,905)	1,708	(42,197)
Purchase of intangible assets	(3,207)	—	(3,207)
Prepayment to collaborator for collaboration right-of-use assets	—	(1,708)	(1,708)
Purchase of financial assets measured at fair value through profit or loss	(50,000)	—	(50,000)
Cash received from withdrawal of financial assets measured at fair value through profit or loss	50,081	—	50,081
Proceeds from disposal of property, plant and equipment	4	—	4
Addition in time deposits	(298,107)	—	(298,107)
Decrease in time deposits	180,000	—	180,000
Purchase of financial assets measured at amortized cost	(29,849)	—	(29,849)
Net cash flows used in investing activities	(194,983)	—	(194,983)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs	323,440	—	323,440
Proceeds from issuance of ordinary shares and warrant relating to private placement for an institutional investor	300,000	—	300,000
Proceeds from exercise of share options	4,642	—	4,642
Principal portion of lease payments	(1,419)	—	(1,419)
Net cash flows from financing activities	626,663	—	626,663
NET INCREASE IN CASH AND CASH EQUIVALENTS	233,215	—	233,215
Effect of foreign exchange rate changes, net	34	—	34
Cash and cash equivalents at beginning of year	455,689	—	455,689
CASH AND CASH EQUIVALENTS AT END OF YEAR	688,938	—	688,938
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	858,607	—	858,607
Less: Pledged deposits	1,444	—	1,444
Time deposits	168,225	—	168,225
Cash and cash equivalents as stated in the statement of financial position	688,938	—	688,938
Cash and cash equivalents as stated in the statement of cash flows	688,938	—	688,938

	Consolidated Statement of profit or loss and other comprehensive income for the year ended December 31, 2020
		Adjustments by category
	As Previously Reported	Revenue Recognition	Collaboration assets	Tax impacts	Total Adjustments	As Restated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	75,676	(676)	—	—	(676)	75,000
Other income and gains	6,119	—	—	—	—	6,119
Research and development expenses	(232,160)	—	—	—	—	(232,160)
Administrative expenses	(23,147)	13	—	—	13	(23,134)
Selling and distribution expenses	(49,571)	—	—	—	—	(49,571)
Other expenses	(346)	—	—	—	—	(346)
Fair value loss of convertible redeemable preferred shares	(79,984)	—	—	—	—	(79,984)
Finance costs	(4,209)	—	—	—	—	(4,209)
Loss before tax	(307,622)	(663)	—	—	(663)	(308,285)
Income tax credit	4,145	—	—	37,767	37,767	41,912
Loss for the year	(303,477)	(663)	—	37,767	37,104	(266,373)
Attributable to: ordinary equity holders of the parent	(303,477)	(663)	—	37,767	37,104	(266,373)
Loss per share attributable to ordinary equity holders of the parent
Basic	(1.28)	—	—	0.15	0.15	(1.13)
Diluted	(1.28)	—	—	0.15	0.15	(1.13)
Exchange differences:
Exchange differences on translation of foreign operations	(2,142)	6,702	—	(482)	6,220	4,078
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	(2,142)	6,702	—	(482)	6,220	4,078
OTHER COMPREHENSIVE (LOSS)/ INCOME FOR THE YEAR, NET OF TAX	(2,142)	6,702	—	(482)	6,220	4,078
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(305,619)	6,039	—	37,285	43,324	(262,295)
Attributable to:
Ordinary equity holders of the parent	(305,619)	6,039	—	37,285	43,324	(262,295)

	Consolidated Statements of Financial Position as at December 31, 2020
		Adjustments by category
	As Previously Reported	Revenue Recognition	Collaboration assets	Tax impacts	Total Adjustments	As Restated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
NON-CURRENT ASSETS
Property, plant and equipment	113,091	—	(40,749)	—	(40,749)	72,342
Advance payments for property, plant and equipment	224	—	—	—	—	224
Right-of-use assets	8,009	—	31,533	—	31,533	39,542
Intangible assets	2,852	—	—	—	—	2,852
Other non-current assets	3,973	—	9,216	—	9,216	13,189
Total non-current assets	128,149	—	—	—	—	128,149
CURRENT ASSETS
Inventories	1,800	—	—	—	—	1,800
Trade receivables	74,978	22	—	—	22	75,000
Prepayments, other receivables and other assets	10,007	—	—	445	445	10,452
Lease receivables	—	—	619	—	619	619
pledged deposits	384	—	—	—	—	384
Time deposits	50,000	—	—	—	—	50,000
Cash and cash equivalents	455,689	—	—	—	—	455,689
Total current assets	592,858	22	619	445	1,086	593,944
Total assets	721,007	22	619	445	1,086	722,093
CURRENT LIABILITIES
Trade payables	5,238	—	—	—	—	5,238
Other payables and accruals	99,168	—	619	—	619	99,787
Government grants	283	—	—	—	—	283
Lease liabilities	1,464	—	—	—	—	1,464
Tax payable	—	—	—	8,795	8,795	8,795
Contract liabilities, current	55,014	(55,014)	—	—	(55,014)	—
Total current liabilities	161,167	(55,014)	619	8,795	(45,600)	115,567
NON-CURRENT LIABILITIES
Contract liabilities, non-current	275,071	(275,071)	—	—	(275,071)	—
Lease liabilities	1,909	—	—	—	—	1,909
Government grants	2,051	—	—	—	—	2,051
Deferred tax liabilities	—	—	—	4,241	4,241	4,241
Other non-current liabilities	554	—	—	—	—	554
Total non-current liabilities	279,585	(275,071)	—	4,241	(270,830)	8,755
Total liabilities	440,752	(330,085)	619	13,036	(316,430)	124,322
EQUITY
Share capital	27	—	—	—	—	27
Reserves	280,228	330,107	—	(12,591)	317,516	597,744
Total ordinary shareholders’ equity	280,255	330,107	—	(12,591)	317,516	597,771
Total equity	280,255	330,107	—	(12,591)	317,516	597,771
Total liabilities and equity	721,007	22	619	445	1,086	722,093

	Consolidated Statements of Changes in Equity as at December 31, 2020
	As Previously Reported	Total Restatement Impacts	As Restated
	US$’000	US$’000	US$’000
As at December 31, 2020
Share capital	27	—	27
Share premium	708,306	—	708,306
Share-based compensation reserves	6,314	—	6,314
Foreign currency translation reserve	(3,633)	3,282	(351)
Accumulated losses	(430,759)	314,234	(116,525)
Total equity	280,255	317,516	597,771

	Consolidated statements of cash flows for the year ended December 31, 2020
	As Previously Reported	Total Restatement Impacts	As Restated
	US$’000	US$’000	US$’000
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	(307,622)	(663)	(308,285)
Adjustments for:
Finance income	(2,930)	—	(2,930)
Finance costs	4,209	—	4,209
Provision/(reversal of) for the impairment of trade receivables	13	(13)	—
Depreciation of property, plant and equipment	8,248	(2,014)	6,234
Loss on disposal of property, plant and equipment	55		55
Amortization of intangible assets	192	—	192
Depreciation of right-of-use assets	1,493	2,014	3,507
Fair value loss of convertible redeemable preferred shares	79,984	—	79,984
Fair value gains on financial assets measured at fair value change through profit or loss	(47)	—	(47)
Foreign currency exchange gain, net	(66)	—	(66)
Equity-settled share-based compensation expense	4,760	—	4,760
Deferred government grant	(114)	—	(114)
	(211,825)	(676)	(212,501)
Increase in trade receivables	(45,000)	—	(45,000)
Decrease in prepayments, other receivables and other assets	3,366	—	3,366
Increase in other non-current assets	(3,973)	—	(3,973)
Increase in inventories	(643)	—	(643)
Government grant received	2,452	—	2,452
Decrease in trade and notes payables	(4,348)	—	(4,348)
Increase in other payables and accruals	20,230	6,702	26,932
Increase in other non-current liabilities	554	—	554
Increase/(decrease) in contract liabilities	6,026	(6,026)	—
Increase in pledged deposits, net	(128)	—	(128)
Cash used in operations	(233,289)	—	(233,289)
Income tax paid	(278)	—	(278)
Finance income received	3,366	—	3,366
Income tax received	7,391	—	7,391
Interest on lease payments	(195)	—	(195)
Net cash flow used in operating activities	(223,005)	—	(223,005)

	Consolidated Statements of Cash Flows For the year ended December 31, 2020
	As Previously Reported	Total Restatement Impacts	As Restated
	US$’000	US$’000	US$’000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(45,747)	19,493	(26,254)
Purchase of intangible assets	(4,029)	—	(4,029)
Prepayment to collaborator for collaboration right-of-use assets	—	(19,493)	(19,493)
Purchase of financial assets measured at fair value through profit or loss	(22,682)	—	(22,682)
Cash received from withdrawal of financial assets measured at fair value through profit or loss	22,682	—	22,682
Cash receipts of investment income	47	—	47
Proceeds from disposal of property, plant and equipment	1	—	1
Addition in time deposits	(50,000)	—	(50,000)
Decrease in time deposits	75,559	—	75,559
Net cash flows used in investing activities	(24,169)	—	(24,169)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of cash advances from related parties	(4)	—	(4)
Proceeds from convertible redeemable preferred shares	160,450	—	160,450
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs	450,085	—	450,085
Proceeds from issuance of ordinary shares relating to private placement by GenScript	12,000	—	12,000
Proceeds from exercise of share options	1,464	—	1,464
Payments of expenses for issuance of convertible redeemable preferred shares	(2,514)	—	(2,514)
Principal portion of lease payments	(2,602)	—	(2,602)
Net cash flows from financing activities	618,879	—	618,879
NET INCREASE IN CASH AND CASH EQUIVALENTS	371,705	—	371,705
Effect of foreign exchange rate changes, net	620	—	620
Cash and cash equivalents at beginning of year	83,364	—	83,364
CASH AND CASH EQUIVALENTS AT END OF YEAR	455,689	—	455,689
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	506,073	—	506,073
Less: Pledged deposits	384	—	384
Time deposits	50,000	—	50,000
Cash and cash equivalents as stated in the statement of financial position	455,689	—	455,689
Cash and cash equivalents as stated in the statement of cash flows	455,689	—	455,689

	Consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2019
		Adjustments by category
	As Previously Reported	Revenue Recognition	Collaboration assets	Tax impacts	Total Adjustments	As Restated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	57,264	2,716	—	—	2,716	59,980
Other income and gains	7,125	334	—	—	334	7,459
Research and development expenses	(161,943)	—	—	—	—	(161,943)
Administrative expenses	(6,752)	1	—	—	1	(6,751)
Selling and distribution expenses	(25,620)	—	—	—	—	(25,620)
Other expenses	(221)	—	—	—	—	(221)
Finance costs	(223)	—	—	—	—	(223)
Loss before tax	(130,370)	3,051	—	—	3,051	(127,319)
Income tax (expense)/credit	(2,602)	—	—	28,331	28,331	25,729
Loss for the year	(132,972)	3,051	—	28,331	31,382	(101,590)
Attributable to: ordinary equity holders of the parent	(132,972)	3,051	—	28,331	31,382	(101,590)
Loss per share attributable to ordinary equity holders of the parent
Basic	(0.66)	0.02	—	0.13	0.15	(0.51)
Diluted	(0.66)	0.02	—	0.13	0.15	(0.51)
Exchange differences:
Exchange differences on translation of foreign operations	182	(1,584)	—	134	(1,450)	(1,268)
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	182	(1,584)	—	134	(1,450)	(1,268)
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	182	(1,584)	—	134	(1,450)	(1,268)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(132,790)	1,467	—	28,465	29,932	(102,858)
Attributable to:
Ordinary equity holders of the parent	(132,790)	1,467	—	28,465	29,932	(102,858)

	Consolidated statements of financial position as at January 1, 2020
	Adjustments by category
	As Previously Reported	Revenue Recognition	Collaboration assets	Tax impacts	Total Adjustments	As Restated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
NON-CURRENT ASSETS
Property, plant and equipment	70,079	—	(24,891)	—	(24,891)	45,188
Advance payments for property, plant and equipment	665	—	—	—	—	665
Right-of-use assets	9,348	—	18,442	—	18,442	27,790
Intangible assets	519	—	—	—	—	519
Other non-current assets	—	—	6,449	—	6,449	6,449
Total non-current assets	80,611	—	—	—	—	80,611
CURRENT ASSETS
Inventories	1,157	—	—	—	—	1,157
Trade receivables	29,991	9	—	—	9	30,000
Prepayments, other receivables and other assets	16,777	—	—	4,894	4,894	21,671
Pledged deposits	256	—	—	—	—	256
Time deposits	75,559	—	—	—	—	75,559
Cash and cash equivalents	83,364	—	—	—	—	83,364
Total current assets	207,104	9	—	4,894	4,903	212,007
Total assets	287,715	9	—	4,894	4,903	292,618
CURRENT LIABILITIES
Trade payables	9,586	—	—	—	—	9,586
Other payables and accruals	70,854	—	—	—	—	70,854
Lease liabilities	1,027	—	—	—	—	1,027
Tax payable	—	—	—	12,782	12,782	12,782
Contract liabilities, current	46,294	(46,294)	—	—	(46,294)	—
Total current liabilities	127,761	(46,294)	—	12,782	(33,512)	94,249
NON-CURRENT LIABILITIES
Contract liabilities, non-current	277,765	(277,765)	—	—	(277,765)	—
Lease liabilities	5,058	—	—	—	—	5,058
Deferred tax liabilities	—	—	—	41,988	41,988	41,988
Total non-current liabilities	282,823	(277,765)	—	41,988	(235,777)	47,046
Total liabilities	410,584	(324,059)	—	54,770	(269,289)	141,295
EQUITY
Share capital	20	—	—	—	—	20
Reserves	(122,889)	324,068	—	(49,876)	274,192	151,303
Total ordinary shareholders’ (deficit)/ equity	(122,869)	324,068	—	(49,876)	274,192	151,323
Total (deficit)/equity	(122,869)	324,068	—	(49,876)	274,192	151,323
Total liabilities and equity	287,715	9	—	4,894	4,903	292,618

	Consolidated Statements of Changes in Equity as at December 31, 2019
	As Previously Reported	Restatement Impacts	As Restated
	US$’000	US$’000	US$’000
As at December 31, 2019
Share capital	20	—	20
Share premium	3,908	—	3,908
Share-based compensation reserves	1,976	—	1,976
Foreign currency translation reserve	(1,491)	(2,938)	(4,429)
(Accumulated losses)/retained earnings	(127,282)	277,130	149,848
Total (deficit)/equity	(122,869)	274,192	151,323

	Consolidated statements of cash flow for the year ended December 31, 2019
	As Previously Reported	Restatement Impacts	As Restated
	US$’000	US$’000	US$’000
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	(130,370)	3,051	(127,319)
Adjustments for:
Finance income	(4,581)	—	(4,581)
Finance costs	223	—	223
Provision/(reversal of) for the impairment of trade receivables	1	(1)	—
Depreciation of property, plant and equipment	4,001	(838)	3,163
Amortization of intangible assets	63	—	63
Depreciation of right-of-use assets	1,198	838	2,036
Fair value gains on financial assets measured at fair value change through profit or loss	(474)	—	(474)
Foreign currency exchange gain, net	(250)	(334)	(584)
Equity-settled share-based compensation expense	1,272	—	1,272
	(128,917)	2,716	(126,201)
(Increase)/decrease in trade receivables	(3,771)	25,000	21,229
Increase in prepayments, other receivables and other assets	(3,928)	(1,250)	(5,178)
Increase in inventories	(22)	—	(22)
Increase in trade and notes payables	2,011	—	2,011
Increase in other payables and accruals	31,727	—	31,727
Increase/(decrease) in contract liabilities	26,466	(26,466)	—
Cash used in operations	(76,434)	—	(76,434)
Income tax paid	(15,432)	—	(15,432)
Finance income received	9,024	—	9,024
Interest on loan from related party	(24)	—	(24)
Interest on lease payments	(199)	—	(199)
Net cash flow used in operating activities	(83,065)	—	(83,065)

	Consolidated Statements of Cash Flows For the year ended December 31, 2019
	As Previously Reported	Restatement Impacts	As Restated
	US$’000	US$’000	US$’000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(38,636)	11,863	(26,773)
Purchase of intangible assets	(534)	—	(534)
Prepayment to collaborator for collaboration right-of-use assets	—	(11,863)	(11,863)
Purchase of financial assets measured at fair value through profit or loss	(314,840)	—	(314,840)
Cash received from withdrawal of financial assets measured at fair value through profit or loss	320,854	—	320,854
Cash advances to related parties	(13,006)	—	(13,006)
Collection of cash advances to related parties	62,996	—	62,996
Proceeds from disposal of property, plant and equipment	74	—	74
Addition in time deposits	(75,559)	—	(75,559)
Addition in pledged deposits	(256)	—	(256)
Decrease in pledged deposits	255	—	255
Net cash flows used in investing activities	(58,652)	—	(58,652)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from cash advances from related parties	38,945	—	38,945
Repayment of cash advances from related parties	(19,223)	—	(19,223)
Proceeds from loans from related parties	2,867	—	2,867
Repayments of loans from related parties	(2,867)	—	(2,867)
Principal portion of lease payments	(5,056)	—	(5,056)
Net cash flows from financing activities	14,666	—	14,666
NET DECREASE IN CASH AND CASH EQUIVALENTS	(127,051)	—	(127,051)
Effect of foreign exchange rate changes, net	249	—	249
Cash and cash equivalents at beginning of year	210,166	—	210,166
CASH AND CASH EQUIVALENTS AT END OF YEAR	83,364	—	83,364
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	159,179	—	159,179
Less: Pledged deposits	256	—	256
Time deposits	75,559	—	75,559
Cash and cash equivalents as stated in the statement of financial position	83,364	—	83,364
Cash and cash equivalents as stated in the statement of cash flows	83,364	—	83,364